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Investor Shares Prospectus | DREYFUS CASH MANAGEMENT
DREYFUS CASH MANAGEMENT

November 18, 2020

DREYFUS CASH MANAGEMENT
Supplement to Summary Prospectus and Prospectus

Investor Shares

The fund's board has approved the fund's acquiring the assets of Dreyfus Institutional Preferred Money Market Fund ("DIPMMF"), a money market fund advised by BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), in exchange solely for shares of the fund and the assumption by the fund of DIPMMF's stated liabilities, subject to the approval of DIPMMF's shareholders (the "Merger"). If approved by shareholders of DIPMMF, the Merger would occur on or about May 4, 2021 and the changes described below, except as otherwise noted, would be effective prior to consummation of the Merger, which currently are scheduled to take effect on or about May 1, 2021 (the "Contingent Effective Date"). If the Merger is not approved by DIPMMF shareholders and consummated, the changes described below will not be implemented for the fund.

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As of the Contingent Effective Date, the fund's management fee payable to BNYM Investment Adviser, the fund's investment adviser, will be reduced from an annual rate of 0.20% to an annual rate of 0.10% of the value of the fund's average daily net assets.

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As of the Contingent Effective Date, Investor shares of the fund will be subject to an administrative services plan adopted by the fund, pursuant to which the fund will pay the fund's distributor for the provision of certain types of recordkeeping and other related services at an annual fee of 0.10% of the value of the fund's average daily net assets attributable to Investor shares.

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As of May 5, 2021, the times at which the fund's net asset value is calculated, and the trading deadline for orders in proper form, will be changed from 3:00 p.m., Eastern time, to 9:00 a.m., 12:00 p.m. and 3:00 p.m., Eastern time.

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As of the Contingent Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary Fees and Expenses" in the fund's prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Shares Prospectus DREYFUS CASH MANAGEMENT Investor Shares
Management fees	0.10%
Administrative services fees	0.10%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.01%
Total other expenses	0.36%
Total annual fund operating expenses	0.46%	[1]
[1]	Restated to reflect current management fees and administrative services fees.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. TheExample assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1	3 Years	5 Years	10 Years
Investor Shares Prospectus | DREYFUS CASH MANAGEMENT | Investor Shares | USD ($)	47	148	258	579

Expense Example No Redemption	1	3 Years	5 Years	10 Years
Investor Shares Prospectus | DREYFUS CASH MANAGEMENT | Investor Shares | USD ($)	47	148	258	579

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